Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,185)	$ (1,237,441)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	0	493,185
Stock compensation expense	0	98,000
Deferred rents	0	28,335
Amortization of deferred financing costs	0	19,651
Amortization of above- and below-market lease intangibles, net	0	17,209
Equity in losses from investment in Rich Uncles REIT I	0	79,271
Changes in operating assets and liabilities:
Due to affiliate	7,000	22,577
Due from affiliate		(79,862)
Other assets	0	(85,347)
Accounts payable, accrued and other liabilities	0	517,252
Net cash (used in) provided by operating activities	815	(127,170)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of real estate investments	0	(32,985,860)
Investment in Rich Uncles REIT I	0	(3,640,634)
Distributions from investment in Rich Uncles REIT I		37,554
Funding of amounts due from affiliate		(28,571)
Escrow deposits for future real estate acquisition	0	(500,000)
Net cash used in investing activities	0	(37,117,511)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings from unsecured credit facility	0	24,215,000
Repayments of unsecured credit facility	0	(14,057,197)
Proceeds from mortgage note payable	0	7,319,700
Principal payments on mortgage note payable	0	(53,555)
Payments of deferred financing costs	0	(173,213)
Payments of offering costs	0	(651,670)
Proceeds from issuance of common stock	200,000	24,252,182
Payments to redeem common stock	0	(83,843)
Distributions paid to common stockholders	0	(46,165)
Net cash provided by financing activities	200,000	40,721,239
Net cash increase in cash, cash equivalents and restricted cash	200,815	3,476,558
Cash, cash equivalents and restricted cash, beginning of period	0	200,815
Cash, cash equivalents and restricted cash, end of period	200,815	3,431,769
Supplemental disclosure of cash flow information:
Cash paid for interest	0	349,120
Supplemental disclosure of noncash flow information:
Transfers to redeemable common stock	0	214,127
Increase in lease incentive obligation	0	535,500
Reinvested distributions to investment in Rich Uncles REIT I	0	2,885
Capitalized acquisition fee payable		274,200
Increase in redeemable common stock payable	0	17,467
Increase in other offering costs due to affiliates	0	79,645
Distributions paid to common stockholders through common stock issuance pursuant to the dividend reinvestment plan	$ 0	$ 124,996